Other Income (Expenses), Net	12 Months Ended
Dec. 31, 2024
Other Income (Expenses), Net [Abstract]
Other income (expenses), net
22.	Other income (expenses), net

The components of other income (expenses) net, in the years ended December 31, 2024, 2023 and 2022, are the following:

	2024	2023		2022

Cost from inventory sales	$24,524	$		$
Land treatments in Pacific Steel, Inc.	7,984		5,045		$3,327
Republic employee benefits provision			140,989		0
Bad debt estimate	87,127		20,322		21,983
Other expenses	14,492		2,922		0
Other expenses	134,127		169,278		25,310

Sale of scrap	(13,578)		(2,601)		(2,450)
Recovery of losses	(5,773)		(9,892)		(327)
Profits from inventory sales			(28,959)		(85,597)
Republic account debugging	(105,227)
GV Account debugging	(288,232)
Other income			(8,280)		(8,781)
Other income	(412,810)		(49,732)		(97,155)
Other income and other (expenses), net	$(278,683)		$(119,546)		$(71,845)